Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Trade and Other Receivables

(14)   Trade and Other Receivables

Details at 31 December 2022 and 2021 are as follows:

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Trade receivables		478,597	324,442
Receivables from associates	Note 30	162,382	131,764
Impairment losses	Note 29 (i)	(32,291)	(24,009)
Trade receivables		608,688	432,197
Other receivables	Note 29 (i)	10,050	11,014
Personnel		770	654
Advance payments	Note 29 (i)	19,033	6,210
Taxation authorities, VAT recoverable		38,719	35,389
Other public entities		4,609	1,796
Other receivables		73,181	55,063
Current income tax assets		56,782	12,448
Total trade and other receivables		738,651	499,708

Other receivables

During 2022, 2021 and 2020 the Grifols Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor’s ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor. The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70% and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits.

These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet.

Likewise, in financial years 2022 and 2021, some receivables assignment contracts were signed with a financial institution, in which Grifols retains the risks and benefits inherent to the ownership of the assigned credits. These contracts have been considered as with resource and the assigned amount remains in the consolidated balance sheet at 31 December 2022 and a short-term debt has been recognized for an amount equal to the consideration received from the factor for the assignment. The amount recognized is Euros 16,546 thousand at 31 December 2022 (Euros 23,450 thousand at 31 December 2021).

Total receivables without recourse sold to financial institutions through the aforementioned contracts in 2022 amount to Euros 3,174,308 thousand (Euros 2,975,343 thousand in 2021 and Euros 2,735,973 thousand in 2020).

The financial cost of credit rights sold for the Group totals Euros 18,201 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2022 (Euros 10,292 thousand in 2021 and Euros 10,964 thousand in 2020) (see note 26).

Details of balances with related parties are shown in note 30.

The volume of invoices sold without recourse to various financial institutions which, based on their due date would not have been collected at 31 December 2022, totals Euros 445,185 thousand (Euros 317,054 thousand at December, 2021).